Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income (loss) for basic and diluted net income (loss) per share	$18,749	$(18,076)	$(26,584)	$(57,146)

Denominator:
Weighted average shares - for basic net income (loss) per share	66,772	65,018	66,356	62,888
Weighted average shares - for diluted net income (loss) per share	67,038	65,018	66,356	62,888

Net income (loss) per share
Basic and diluted	$0.28	$(0.28)	$(0.40)	$(0.91)